Pension And Postretirement Benefits (Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations) (Details)	Dec. 31, 2018	Dec. 31, 2017
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date	18.00%
Pension Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	16.00%	23.00%
Pension Assets [Member] | Domestic Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	15.00%	15.00%
Pension Assets [Member] | Domestic Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	25.00%	25.00%
Pension Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	12.00%	16.00%
Pension Assets [Member] | International Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	7.00%	7.00%
Pension Assets [Member] | International Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	17.00%	17.00%
Pension Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	37.00%	41.00%
Pension Assets [Member] | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	29.00%	29.00%
Pension Assets [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	39.00%	39.00%
Pension Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	9.00%	10.00%
Pension Assets [Member] | Real Assets [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	4.00%	4.00%
Pension Assets [Member] | Real Assets [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	14.00%	14.00%
Pension Assets [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	8.00%	10.00%
Pension Assets [Member] | Private Equity [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	2.00%	2.00%
Pension Assets [Member] | Private Equity [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	12.00%	12.00%
Pension Assets [Member] | Preferred Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	18.00%	0.00%
Pension Assets [Member] | Preferred Interest [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	13.00%	13.00%
Pension Assets [Member] | Preferred Interest [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	23.00%	23.00%
Pension Assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Pension Assets [Member] | Other [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Pension Assets [Member] | Other [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	5.00%	5.00%
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	100.00%	100.00%
Aggregate percentage of the fair value of investments to the fair value of total plan assets held as of the measurement date	4.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	25.00%	21.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	20.00%	20.00%
Postretirement Assets [Member] | Domestic Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	30.00%	30.00%
Postretirement Assets [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	18.00%	15.00%
Postretirement Assets [Member] | International Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	13.00%	13.00%
Postretirement Assets [Member] | International Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	23.00%	23.00%
Postretirement Assets [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	39.00%	40.00%
Postretirement Assets [Member] | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	34.00%	34.00%
Postretirement Assets [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	44.00%	44.00%
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	1.00%	1.00%
Postretirement Assets [Member] | Real Assets [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Postretirement Assets [Member] | Real Assets [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	6.00%	6.00%
Postretirement Assets [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	2.00%	2.00%
Postretirement Assets [Member] | Private Equity [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Postretirement Assets [Member] | Private Equity [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	7.00%	7.00%
Postretirement Assets [Member] | Preferred Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Postretirement Assets [Member] | Preferred Interest [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Postretirement Assets [Member] | Preferred Interest [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	0.00%	0.00%
Postretirement Assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	15.00%	21.00%
Postretirement Assets [Member] | Other [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	10.00%	10.00%
Postretirement Assets [Member] | Other [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocation percentage	20.00%	20.00%